Consolidated Statements of Stockholders Deficit - USD ($) $ in Thousands		Total	Common stock	Capital in excess of par value	Accumulated deficit	Accumulated other comprehensive loss
Beginning balance (in shares) at Jan. 01, 2023			83,178,294
Beginning balance at Jan. 01, 2023		$ (950,565)	$ 2,079	$ 1,119,222	$ (2,000,671)	$ (71,195)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)			273,469
Issuance of common stock		(1)	$ 6	(7)
Stock-based compensation		5,493		5,493
Payment of tax withholdings on equity-based compensation through shares withheld (in shares)			(9,161)
Payment of tax withholdings on equity-based compensation through shares withheld		(241)		(241)
Employee stock purchase plan (in shares)			22,172
Employee stock purchase plan		484	$ 1	483
Fresh start valuation adjustment for partnership park units purchased		69			69
Net income (loss) attributable to Former Six Flags Entertainment Corporation		(49,305)			(49,305)
Net other comprehensive loss, net of tax		(1,400)				(1,400)
Ending balance (in shares) at Jul. 02, 2023			83,464,774
Ending balance at Jul. 02, 2023		(995,466)	$ 2,086	1,124,950	(2,049,907)	(72,595)
Beginning balance (in shares) at Apr. 02, 2023			83,279,300
Beginning balance at Apr. 02, 2023		(1,016,713)	$ 2,082	1,122,429	(2,070,530)	(70,694)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)			168,809
Issuance of common stock		(1)	$ 3	(4)
Stock-based compensation		2,179		2,179
Payment of tax withholdings on equity-based compensation through shares withheld (in shares)			(5,507)
Payment of tax withholdings on equity-based compensation through shares withheld		(137)		(137)
Employee stock purchase plan (in shares)			22,172
Employee stock purchase plan		484	$ 1	483
Fresh start valuation adjustment for partnership park units purchased		69			69
Net income (loss) attributable to Former Six Flags Entertainment Corporation		20,554			20,554
Net other comprehensive loss, net of tax		(1,901)				(1,901)
Ending balance (in shares) at Jul. 02, 2023			83,464,774
Ending balance at Jul. 02, 2023		(995,466)	$ 2,086	1,124,950	(2,049,907)	(72,595)
Beginning balance (in shares) at Dec. 31, 2023			84,124,014
Beginning balance at Dec. 31, 2023		(897,959)	$ 2,112	1,131,208	(1,961,603)	(69,676)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)			190,318
Issuance of common stock		121	$ 5	116
Stock-based compensation		5,109		5,109
Dividends declared to common shareholders	[1]	(131,658)			(131,658)
Payment of tax withholdings on equity-based compensation through shares withheld (in shares)			(4,598)
Payment of tax withholdings on equity-based compensation through shares withheld		(121)		(121)
Employee stock purchase plan (in shares)			17,997
Employee stock purchase plan		386		386
Fresh start valuation adjustment for partnership park units purchased		149			149
Net income (loss) attributable to Former Six Flags Entertainment Corporation		(48,599)			(48,599)
Net other comprehensive loss, net of tax		(4,754)				(4,754)
Ending balance (in shares) at Jun. 30, 2024			84,327,731
Ending balance at Jun. 30, 2024		(1,077,326)	$ 2,117	1,136,698	(2,141,711)	(74,430)
Beginning balance (in shares) at Mar. 31, 2024			84,274,760
Beginning balance at Mar. 31, 2024		(978,359)	$ 2,116	1,133,551	(2,044,329)	(69,697)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)			34,994
Issuance of common stock		1	$ 1
Stock-based compensation		2,762		2,762
Dividends declared to common shareholders	[2]	(131,658)			(131,658)
Payment of tax withholdings on equity-based compensation through shares withheld (in shares)			(20)
Payment of tax withholdings on equity-based compensation through shares withheld		(1)		(1)
Employee stock purchase plan (in shares)			17,997
Employee stock purchase plan		386		386
Fresh start valuation adjustment for partnership park units purchased		149			149
Net income (loss) attributable to Former Six Flags Entertainment Corporation		34,127			34,127
Net other comprehensive loss, net of tax		(4,733)				(4,733)
Ending balance (in shares) at Jun. 30, 2024			84,327,731
Ending balance at Jun. 30, 2024		$ (1,077,326)	$ 2,117	$ 1,136,698	$ (2,141,711)	$ (74,430)

[1]	In accordance with the Merger Agreement, Former Six Flags declared a special dividend in the amount of $1.53 per share of Former Six Flags' common stock. The special dividend was declared on June 18, 2024 to stockholders of record as of June 28, 2024 and paid on July 1, 2024. The total dividends payable is included in other accrued liabilities as of June 30, 2024 in the condensed consolidated balance sheet.
[2]	In accordance with the Merger Agreement, Former Six Flags declared a special dividend in the amount of $1.53 per share of Former Six Flags' common stock. The special dividend was declared on June 18, 2024 to stockholders of record as of June 28, 2024 and paid on July 1, 2024. The total dividends payable is included in other accrued liabilities as of June 30, 2024 in the condensed consolidated balance sheet.